Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the Company's practice to approve ordinary course annual equity grants for the current fiscal year at its regularly scheduled Compensation Committee and Board meetings held in February of each year. At these meetings, the Committee and the Board review and approve each NEO’s annual equity award, including stock options, if any. We believe that maintaining a consistent grant practice, based on a date that is usually set at least two years in advance, reduces the risk that timing of awards may unfairly benefit our NEOs.

Award Timing Method
It is the Company's practice to approve ordinary course annual equity grants for the current fiscal year at its regularly scheduled Compensation Committee and Board meetings held in February of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	At these meetings, the Committee and the Board review and approve each NEO’s annual equity award, including stock options, if any. We believe that maintaining a consistent grant practice, based on a date that is usually set at least two years in advance, reduces the risk that timing of awards may unfairly benefit our NEOs.
MNPI Disclosure Timed for Compensation Value	false